Segment Data (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Summary of Segment Operating Profit Measures by Segment and Other Segment Information

Segment operating profit measures by segment are as follows (in millions):

	Americas			EMEA			Asia Pacific			Total
	Year Ended December 31,			Year Ended December 31,			Year Ended December 31,			Year Ended December 31,
	2025	2024	2023	2025	2024	2023	2025	2024	2023	2025	2024	2023

Net Sales	$5,191.1	$4,804.9	$4,633.6	$1,799.2	$1,686.3	$1,587.8	$1,241.2	$1,187.4	$1,172.8	$8,231.5	$7,678.6	$7,394.2
Cost of products sold, excluding intangible asset amortization	1,146.3	986.7	972.1	672.0	585.8	539.2	434.1	373.1	360.8
Selling, general and administrative	1,561.0	1,382.5	1,328.4	535.6	497.8	498.8	359.2	342.0	362.5
Research and development	295.4	267.7	274.4	7.7	7.8	6.9	14.1	13.3	15.6
Segment profit	$2,188.4	$2,167.9	$2,058.7	$583.9	$594.9	$543.0	$433.8	$459.1	$433.9	$3,206.1	$3,221.9	$3,035.6
Corporate items										1,442.1	1,344.3	1,196.4
Intangible asset amortization										665.9	591.9	561.5
Other (income) expense, net										(25.5)	31.1	9.3
Interest expense, net										292.8	218.0	201.2
Earnings before income taxes										$830.8	$1,036.6	$1,067.3

Other segment information is as follows (in millions):

	Depreciation and Amortization
	Year Ended December 31,
	2025	2024	2023

Americas	$177.9	$160.7	$146.6
EMEA	64.4	65.0	66.4
Asia Pacific	60.4	60.9	62.0
Corporate items	125.2	117.8	115.2
Intangible asset amortization	665.9	591.9	561.5
Total	$1,093.8	$996.3	$951.7

Disclosure on Geographic Areas, Long-Lived Assets

We conduct business in the following countries that hold 10 percent or more of our total consolidated Property, plant and equipment, net (in millions):

	As of December 31,
	2025	2024
United States	$1,331.5	$1,258.3
Other countries	875.6	790.5
Property, plant and equipment, net	$2,207.1	$2,048.8